REVENUES	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$135	$—	$1,302	$3,575	$13,955	$1,119	$527	$20,613
Other revenue	—	64	38	184	687	1,638	32	2,643
	$135	$64	$1,340	$3,759	$14,642	$2,757	$559	$23,256

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$240	$—	$2,548	$6,886	$26,693	$2,084	$1,099	$39,550
Other revenue	—	102	38	359	1,373	3,660	56	5,588
	$240	$102	$2,586	$7,245	$28,066	$5,744	$1,155	$45,138

FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$91	$—	$999	$2,604	$10,737	$685	$586	$15,702
Other revenue	—	94	280	249	397	1,541	23	2,584
	$91	$94	$1,279	$2,853	$11,134	$2,226	$609	$18,286

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$168	$—	$1,996	$5,214	$20,043	$1,216	$1,157	$29,794
Other revenue	—	180	372	402	803	3,104	41	4,902
	$168	$180	$2,368	$5,616	$20,846	$4,320	$1,198	$34,696
b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$57	$16	$11,971	$264	$521	$12,829
Services transferred over a period of time	135	—	1,245	3,559	1,984	855	6	7,784
	$135	$—	$1,302	$3,575	$13,955	$1,119	$527	$20,613

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$96	$41	$22,959	$470	$1,089	$24,655
Services transferred over a period of time	240	—	2,452	6,845	3,734	1,614	10	14,895
	$240	$—	$2,548	$6,886	$26,693	$2,084	$1,099	$39,550

FOR THE THREE MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$54	$55	$8,910	$128	$585	$9,732
Services transferred over a period of time	91	—	945	2,549	1,827	557	1	5,970
	$91	$—	$999	$2,604	$10,737	$685	$586	$15,702

FOR THE SIX MONTHS ENDED JUN. 30, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$84	$93	$16,628	$218	$1,156	$18,179
Services transferred over a period of time	168	—	1,912	5,121	3,415	998	1	11,615
	$168	$—	$1,996	$5,214	$20,043	$1,216	$1,157	$29,794